FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment charges for property, plant and equipment	$ 22,757	$ 6,992	$ 1,573
Carrying value of long-term borrowings	493,455	606,577
Fair value of long-term borrowings	493,455	606,577
Carrying value of convertible notes	125,569	146,674
Idle assets
Impairment charges for property, plant and equipment	$ 22,757	$ 6,992	$ 1,573